Note 5 - Credit Assets, Net of Allowance for Credit Losses	6 Months Ended
Apr. 30, 2025
Statement Line Items [Line Items]
Disclosure of loans and advances to customers [text block]
5.	Credit assets, net of allowance for credit losses:

VersaBank organizes its Credit Asset portfolios into the following two broad asset categories: Receivable Purchase Program (previously referred to as “Receivable Purchase Program/Point-of-Sale Loans & Leases” or “Point-of-Sale Loans & Leases”) and Multi-Family Residential Loans and Other (the amalgamation of what was previously referred to as “Commercial Real Estate Mortgages”, “Commercial Real Estate Loans”, and “Public Sector and Other Financing”). These categories have been established in VersaBank’s proprietary, internally developed asset management system and have been designed to catalogue individual lending assets as a function primarily of their key risk drivers, the nature of the underlying collateral, and the applicable market segment.

The Receivable Purchase Program (“RPP”) category is composed of investments in the expected cash flow streams derived primarily from consumer and small business loans and leases that are originated and owned throughout their lifetime by VersaBank’s RPP partners.

The Multi-Family Residential Loans and Other (“MROL”) category is composed of two sub-segments:  Multi-Family Residential Loans, which consists of CMHC-insured (zero-risk weighted) loans and uninsured loans to real estate developers to finance the construction phase of development of multi-family, student residence, condominium and retirement home properties, as well as term and bridge loans to real estate developers secured by completed aforementioned properties and units. It also includes public sector and infrastructure loans and leases. The majority of these loans are business-to-business loans with the underlying credit risk exposure being primarily residential in nature given that the vast majority of the loans are related to properties that are designated primarily for residential use. The portfolio benefits from diversity in its underlying security in the form of a broad range of such collateral properties.

Summary of Credit assets, net of allowance for credit losses:

(thousands of Canadian dollars)
	April 30	October 31	April 30
	2025	2024	2024

Receivable purchase program	$3,548,931	$3,307,328	$3,114,024
Multi-family residential loans and other	958,249	910,314	885,136
	4,507,180	4,217,642	3,999,160

Allowance for credit losses	(4,958)	(3,303)	(2,402)
Accrued interest	21,590	21,777	21,700

Total credit assets, net of allowance for credit losses	$4,523,812	$4,236,116	$4,018,458

The following table provides a summary of credit asset amounts, ECL allowance amounts, and expected loss (“EL”) rates by lending asset category:

	As at April 30, 2025				As at October 31, 2024
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Receivable purchase program	$3,528,735	$19,846	$351	$3,548,931	$3,294,675	$12,653	$-	$3,307,328
ECL allowance	2,360	611	29	3,000	783	-	-	783
EL %	0.07%	3.08%	8.27%	0.08%	0.02%	0.00%	0.00%	0.02%
Multi-family residential loans and other	$721,610	$205,807	$30,832	$958,249	$737,125	$173,121	$68	$910,314
ECL allowance	1,400	557	1	1,958	2,213	306	1	2,520
EL %	0.19%	0.27%	0.00%	0.20%	0.30%	0.18%	1.47%	0.28%
Total credit assets	$4,250,345	$225,653	$31,182	$4,507,180	$4,031,800	$185,774	$68	$4,217,642
Total ECL allowance	3,760	1,168	30	4,958	2,996	306	1	3,303
Total EL %	0.09%	0.52%	0.10%	0.11%	0.07%	0.16%	1.47%	0.08%

The Bank’s maximum exposure to credit risk is the carrying value of its financial assets. The Bank holds security against the majority of its credit assets in the form of mortgage interests over property, other registered securities over assets, guarantees and/or cash reserves (holdbacks) related to receivables purchased included in the RPP Financing portfolio (see note 8).

Allowance for credit losses

The Bank must maintain an allowance for expected credit losses that are adequate, in management’s opinion, to absorb all credit related losses in the Bank’s lending and treasury portfolios. The expected credit loss methodology requires recognition of credit losses based on 12 months of expected losses for performing credit assets  which is reflected in the Bank’s Stage 1 grouping. The Bank recognizes lifetime expected losses on credit assets  that have experienced a significant increase in credit risk since its origination, which is reflected in the Bank’s Stage 2 grouping. Impaired credit assets  require recognition of lifetime losses and are reflected in Stage 3 grouping.

Forward-looking Information

The Bank has sourced credit risk modeling systems and forecast macroeconomic scenario data from Moody’s Analytics, a third-party service provider for the purpose of computing forward-looking credit risk parameters under multiple macroeconomic scenarios that consider both market-wide and idiosyncratic factors and influences. The macroeconomic indicator data utilized by the Bank for the purpose of sensitizing probability of default and loss given default term structure data to forward economic conditions include, but are not limited to: real GDP, the national unemployment rate, long term interest rates, the consumer price index, the S&P/TSX Index and the price of oil. These specific macroeconomic indicators were selected in an attempt to ensure that the spectrum of fundamental macroeconomic influences on the key drivers of the credit risk profile of the banks assets, including: corporate, consumer and real estate market dynamics; corporate, consumer and SME borrower performance; geography; as well as collateral value volatility, are appropriately captured and incorporated into the Bank’s forward macroeconomic sensitivity analysis.

The key assumptions driving the quarterly outlook for 2025 include global  tariffs policies and the uncertainty surrounding their size, scope and timing, which may pose challenges to the Canadian and the U.S. economies, potentially leading to reduced economic activity. Reduced export demand could curtail investment and hiring, slowing consumption growth. The economy should avoid recession, but annual GDP growth will likely slow to a standstill by the end of 2025. The unemployment rate forecast has been revised upward in response to a more subdued growth outlook. However, as the elevated tariff levels are expected to be temporary, the impact on employment may be limited. Additionally, upcoming changes to Canadian immigration policy are anticipated to reduce labor force growth in 2025, which could influence the unemployment rate downward. Tariffs may stir inflationary pressure.

Inflation is expected to heat up over the coming quarters, though CPI inflation should not exceed the mid-2% range as demand remains soft. Lower interest rates will likely not be quite enough to overcome weakening consumer sentiment and rising joblessness. New construction should slow, and residential housing prices will likely dip slightly in the second half of 2025. The US tariff policy affecting Canada and U.S. economies other global economic partners may dampen growth and could contribute to economic slowdowns in both the Canadian and global economies. The impact of tariffs may result in loss in consumer confidence impacting economic growth, home values and wealth. Global trade may experience some disruption as countries adopt more protectionist measures, including adjustments to tariffs involving major trading partners. Disruptions to supply chains, increased volatility in foreign exchange rates, and the direct effects of tariffs may contribute to an upward pressure on inflation.

Management developed ECL estimates using credit risk parameter term structure forecasts sensitized to individual baseline, upside and downside forecast macroeconomic scenarios, each weighted at 100%, and subsequently computed the variance of each to the Bank’s reported ECL as at April 30, 2025 in order to assess the alignment of the Bank’s reported ECL with the Bank’s credit risk profile, and further, to assess the scope, depth and ultimate effectiveness of the credit risk mitigation strategies that the Bank has applied to its lending portfolios (see Expected Credit Loss Sensitivity below).

Expected credit loss sensitivity:

The following table presents the sensitivity of the Bank’s estimated ECL to a range of individual macroeconomic scenarios, that in isolation may not reflect the Bank’s actual expected ECL exposure, as well as the variance of each to the Bank’s reported ECL as at April 30, 2025:

(thousands of Canadian dollars)
	Reported	100%		100%		100%
	ECL	Upside		Baseline		Downside

Allowance for expected credit losses	$4,958	$4,349		$4,549		$5,184
Provision (recovery) from reported ECL		(609)		(409)		226
Variance from reported ECL (%)		(12%	)	(8%	)	5%

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the three months ended April 30, 2025:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$1,911	$4	$56	$1,971
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	449	607	(27)	1,029
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	449	607	(27)	1,029
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$2,360	$611	$29	$3,000

Multi-family residential loans and other
Balance at beginning of period	$1,772	$488	$2	$2,262
Transfer in (out) to Stage 1	(200)	200	-	-
Transfer in (out) to Stage 2	155	(155)	-	-
Transfer in (out) to Stage 3	1	(43)	42	-
Net remeasurement of loss allowance	(165)	87	(43)	(121)
Credit asset originations	-	-	-	-
Derecognitions and maturities	(3)	(16)	-	(19)
Provision for (recovery of) credit losses	(212)	73	(1)	(140)
Write-offs	(135)	-	-	(135)
Recoveries	-	-	-	-
FX Impact	(25)	(4)	-	(29)
Balance at end of period	$1,400	$557	$1	$1,958

Total balance at end of period	$3,760	$1,168	$30	$4,958

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the three months ended April 30, 2024:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$65	$-	$-	$65
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	142	-	-	142
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	142	-	-	142
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$207	$-	$-	$207

Multi-family residential loans and other
Balance at beginning of period	$1,845	$476	$-	$2,321
Transfer in (out) to Stage 1	110	(110)	-	-
Transfer in (out) to Stage 2	(53)	53	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(32)	(84)	-	(116)
Credit asset originations	24	-	-	24
Derecognitions and maturities	(8)	(26)	-	(34)
Provision for (recovery of) credit losses	41	(167)	-	(126)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
FX Impact	-	-	-	-
Balance at end of period	$1,886	$309	$-	$2,195

Total balance at end of period	$2,093	$309	$-	$2,402

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the six months ended April 30, 2025:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$783	$-	$-	$783
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	1,577	611	29	2,217
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	1,577	611	29	2,217
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$2,360	$611	$29	$3,000

Multi-family residential loans and other
Balance at beginning of period	$2,213	$306	$1	$2,520
Transfer in (out) to Stage 1	(397)	397	-	-
Transfer in (out) to Stage 2	146	(146)	-	-
Transfer in (out) to Stage 3	-	(43)	43	-
Net remeasurement of loss allowance	(337)	95	(43)	(285)
Credit asset originations	40	(29)	-	11
Derecognitions and maturities	(14)	(16)	-	(30)
Provision for (recovery of) credit losses	(562)	258	-	(304)
Write-offs	(259)	-	-	(259)
Recoveries	-	-	-	-
FX Impact	8	(7)	-	1
Balance at end of period	$1,400	$557	$1	$1,958

Total balance at end of period	$3,760	$1,168	$30	$4,958

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the six months ended April 30, 2024:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$100	$-	$-	$100
Transfer in (out) to Stage 1	56	(56)	-	-
Transfer in (out) to Stage 2	(124)	124	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	175	(68)	-	107
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	107	-	-	107
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$207	$-	$-	$207

Multi-family residential loans and other
Balance at beginning of period	$1,845	$568	$-	$2,413
Transfer in (out) to Stage 1	250	(250)	-	-
Transfer in (out) to Stage 2	(162)	162	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(51)	(128)	-	(179)
Credit asset originations	101	-	-	101
Derecognitions and maturities	(97)	(43)	-	(140)
Provision for (recovery of) credit losses	41	(259)	-	(218)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
FX Impact	-	-	-	-
Balance at end of period	$1,886	$309	$-	$2,195

Total balance at end of period	$2,093	$309	$-	$2,402

Credit quality:

The Bank assigns a risk rating to each credit asset comprising its credit asset portfolio. A risk rating is assigned as a function of each new credit application, annual review or an amendment to a facility. The risk rating considers the credit risk attributes of the credit asset, structure, individual borrower circumstances as well as local, regional and global macroeconomic and market conditions. The Bank aggregates its risk rating assignments into the following three broad categories:

i)    Satisfactory – The borrower and credit asset valuation are of acceptable credit quality.

ii)   Watchlist – The borrower or the credit asset valuation exhibits potential credit weakness or a downward trend which, if not mitigated, will potentially weaken the Bank’s position. The credit asset requires close supervision.

iii)  Classified – The collection of the structural payment and/or the full repayment of the credit asset is uncertain.

As of April 30, 2025, 98% ( October 31, 2024 – 96%) of the Bank’s credit assets were categorized Satisfactory. There was no material change in the Bank’s processes for managing credit risk during the current quarter.